Commitments and Contingencies - Joint Ventures (Detail)	1 Months Ended		12 Months Ended
	Dec. 31, 2015 ft³	Jun. 30, 2014 USD ($) vessel	Dec. 31, 2017 USD ($) vessel ft³ m³	Dec. 11, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 02, 2015
Net of financing on newbuilding installments
Equity method investment, ownership interest			100.00%
Minimum
Net of financing on newbuilding installments
Equity method investment, ownership interest			14.00%
Maximum
Net of financing on newbuilding installments
Equity method investment, ownership interest			52.00%
Newbuildings
Net of financing on newbuilding installments
Net of financing on newbuilding installments 2018			$ 552,400,000
Net of financing on newbuilding installments, 2019			252,100,000
Expected cost of project			$ 1,200,000,000
Yamal LNG Joint Venture
Net of financing on newbuilding installments
Equity method investment, ownership interest			50.00%
Yamal LNG Joint Venture | Newbuildings
Net of financing on newbuilding installments
Number of vessels | vessel			6
Secured financing				$ 816,000,000
Bahrain LNG Joint Venture
Net of financing on newbuilding installments
Joint venture ownership percentage						30.00%
Teekay LNG | Yamal LNG Joint Venture | Newbuildings
Net of financing on newbuilding installments
Equity method investment, ownership interest			50.00%
Teekay LNG | Pan Union Joint Venture | Newbuildings | Minimum | Shipbuilding supervision and crew training services
Net of financing on newbuilding installments
Equity method investment, ownership interest			20.00%
Teekay LNG | Pan Union Joint Venture | Newbuildings | Maximum | Shipbuilding supervision and crew training services
Net of financing on newbuilding installments
Equity method investment, ownership interest			30.00%
Teekay LNG | Bahrain LNG Joint Venture
Net of financing on newbuilding installments
Joint venture ownership percentage			30.00%
Teekay LNG | Yamal LNG Joint Venture | Newbuildings
Net of financing on newbuilding installments
Number of vessels | vessel			6
Volume of vessels | m³			172,000
Expected cost of project			$ 2,100,000,000
Payment made towards commitments			240,100,000
Secured financing			816,000,000
Undrawn amount			$ 751,500,000
Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Net of financing on newbuilding installments
Number of vessels | vessel		4	3
Secured financing			$ 87,000,000
Long-term receivable		$ 20,300,000	$ 3,500,000		$ 10,900,000
Teekay LNG | Bahrain LNG Joint Venture
Net of financing on newbuilding installments
Joint venture ownership percentage			30.00%
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Net of financing on newbuilding installments
Expected cost of project			$ 960,000,000
Capacity of production facility, per day | ft³	800,000,000
Secured debt financing percentage			75.00%
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal | Lease Agreements
Net of financing on newbuilding installments
Operating lease arrangement period, lessor	20 years		20 years
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal | Maximum
Net of financing on newbuilding installments
Capacity of production facility, per day | ft³			800,000,000
Teekay LNG | Pro Rata Share | Exmar LPG Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Net of financing on newbuilding installments
Equity method investment, ownership interest			50.00%
Teekay LNG | Pro Rata Share | Exmar LPG Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Net of financing on newbuilding installments
Number of vessels | vessel			3
Secured financing			$ 56,000,000
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG
Net of financing on newbuilding installments
Total			1,086,435,000
Net of financing on newbuilding installments 2018			572,505,000
Net of financing on newbuilding installments, 2019			314,730,000
Net of financing on newbuilding installments, 2020			199,200,000
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG | Yamal LNG Joint Venture
Net of financing on newbuilding installments
Total			781,300,000
Net of financing on newbuilding installments 2018			350,100,000
Net of financing on newbuilding installments, 2019			232,000,000
Net of financing on newbuilding installments, 2020			199,200,000
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG | Pan Union Joint Venture
Net of financing on newbuilding installments
Total			116,629,000
Net of financing on newbuilding installments 2018			87,102,000
Net of financing on newbuilding installments, 2019			29,527,000
Net of financing on newbuilding installments, 2020			0
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG | Bahrain LNG Joint Venture
Net of financing on newbuilding installments
Total			133,936,000
Net of financing on newbuilding installments 2018			80,733,000
Net of financing on newbuilding installments, 2019			53,203,000
Net of financing on newbuilding installments, 2020			0
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG | Exmar LPG Joint Venture
Net of financing on newbuilding installments
Total			54,570,000
Net of financing on newbuilding installments 2018			54,570,000
Net of financing on newbuilding installments, 2019			0
Net of financing on newbuilding installments, 2020			$ 0